Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2013
Long-term Debt [Abstract]
Long-term debt
		December 31,
		2012	2013
(a)	Serifos, Kithnos, Santorini, Paros, Naxos	$ 24,940	$ 22,539
(b)	Milos, Amorgos, Kimolos, Syros, Mykonos	19,820	17,020
(c)	Eton, Benmore and Ingram	20,985	19,019
(d)	Tasman and Santon	13,600	12,376
(e)	Kerkyra, Ithaki, Kefalonia, Paxoi, Zakynthos, Lefkas, Kythira	52,802	49,374
(f)	Andros, Dilos, Ios, Sifnos, Tinos	33,949	29,675
(g)	Kassos, Tilos, Halki, Symi	30,734	27,555
(h)	Aegean III, VIII, XII	6,326	3,971
(i)	Blatoma	2,175	1,922
(j)	Verbeke Bunkering	1,322	275
(k)	Seatra	6,631	6,386
(l)	Overdraft facility under senior secured credit facility dated 05/30/2013	118,250	-
(m)	Corporate credit facility dated 03/11/2013	-	73,500
(n)	Senior convertible notes	-	73,115
(o)	Trade credit facility dated 8/9/2013	-	115,000
	Total	331,534	451,727
	Less: Current portion	(144,042)	(34,983)
	Long-term portion	$ 187,492	$ 416,744

Principal payments
Amount
2014	$ 34,983
2015	38,667
2016	153,444
2017	43,843
2018	111,807
Thereafter	82,118
Total principal payments	464,862
Less: Unamortized portion of notes' discount	(13,135)
Total long-term debt	$ 451,727